Causeway Global Value Fund
CAUSEWAY GLOBAL VALUE FUND
Investment Objective
The Fund’s investment objective is to seek long-term growth of capital and income.
Fees and Expenses
The following table shows the fees and expenses that you pay if you buy and hold shares of the Fund. The table and example below do not reflect commissions that a shareholder may be required to pay directly to a broker or other financial intermediary when buying or selling shares of the Fund.
Shareholder Transaction Fees <br/>(fees paid directly from your investment)
Shareholder Fees - Causeway Global Value Fund	Institutional Class	Investor Class
Sales Charge (Load) on Purchases and Reinvested Distributions	none	none
Deferred Sales Charge (Load)	none	none
Redemption Fee on shares held less than 60 days (as a percentage of amount redeemed)	2.00%	2.00%

Annual Fund Operating Expenses<br/> (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Causeway Global Value Fund		Institutional Class	Investor Class
Management Fees		0.80%	0.80%
Other Expenses		0.28%	0.28%
Shareholder Service Fees	[1]	none	0.25%
Total Annual Fund Operating Expenses		1.08%	1.33%
Expense Reimbursement	[2]	0.03%	0.03%
Total Annual Fund Operating Expenses After Expense Reimbursement		1.05%	1.30%
[1]	Restated to remove the effect of a one-time adjustment in accrual estimates.
[2]	Under the terms of an expense limit agreement, the Investment Adviser has agreed to waive all or a portion of its advisory fee and, if necessary, reimburse expenses to keep the Fund’s “Total Annual Fund Operating Expenses” (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.05% of the average daily net assets of each of the Institutional Class and Investor Class shares. The expense limit agreement will remain in effect until January 31, 2020 and may only be terminated earlier by the Fund’s Board or upon termination of the Fund’s investment advisory agreement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the effect of the expense limit agreement through January 31, 2020 only, and assumes no expense limit after that time. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Causeway Global Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	107	340	593	1,314
Investor Class	132	418	726	1,599

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
Principal Investment Strategies and Risks <br/><br/>What are the Fund’s principal investment strategies?
The Fund invests primarily in common stocks of companies in developed countries outside the U.S. and of companies in the U.S. Normally, the Fund invests the majority of its total assets in companies that pay dividends or repurchase their shares.

The Fund may invest up to 25% of its total assets in companies in emerging (less developed) markets. Under normal circumstances, the Fund will invest at least 40% of its total assets in a number of countries outside the U.S. The Investment Adviser determines a company’s country by referring to: the stock exchange where its securities are principally traded; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located. These categories are designed to identify investments that are tied economically to, and subject to the risks of, investing outside the U.S. The Fund considers a country to be an emerging market if the country is included in the MSCI Emerging Markets Index.

When investing the Fund's assets, the Investment Adviser follows a value style, performing fundamental research supplemented by quantitative analysis. Beginning with a universe of companies throughout the developed and emerging markets, the Investment Adviser uses quantitative market capitalization and valuation screens to narrow the potential investment candidates to approximately 4,000 securities. To select investments, the Investment Adviser then performs fundamental research, which generally includes company-specific research, company visits, and interviews of suppliers, customers, competitors, industry analysts, and experts. The Investment Adviser also applies a proprietary quantitative risk model to adjust return forecasts based on risk assessments. Using a value style means that the Investment Adviser buys stocks that it believes have lower prices than their true worth. For example, stocks may be "undervalued" because the issuing companies are in industries that are currently out of favor with investors. However, even in those industries, certain companies may have high rates of growth of earnings and be financially sound.

The Investment Adviser considers whether a company has each of the following value characteristics in purchasing or selling securities for the Fund:
  Low price-to-earnings ratio (stock price divided by earnings per share) relative to the sector
  High yield (percentage rate of return paid on a stock in dividends and share repurchases) relative to the market
  Low price-to-book value ratio (stock price divided by book value per share) relative to the market
  Low price-to-cash flow ratio (stock price divided by net income plus non-cash charges per share) relative to the market
  Financial strength
Generally, price-to-earnings ratio and yield are the most important factors.

The Fund may invest in companies of any market capitalization, and is not required to invest a minimum amount and is not limited to investing a maximum amount in companies in any particular country.
What are the main risks of investing in the Fund?
Market and Selection Risk. As with any mutual fund, the Fund’s value, and therefore the value of your Fund shares, may go down. This may occur because the value of a particular stock or stock market in which the Fund invests is falling. Also, the Investment Adviser may select securities that underperform the stock market or other funds with similar investment objectives and investment strategies. The Investment Adviser’s use of quantitative screens and techniques may be adversely affected if it relies on erroneous or outdated data. If the value of the Fund’s investments goes down, you may lose money. We cannot guarantee that the Fund will achieve its investment objective.

Foreign and Emerging Markets Risk. In addition, because the Fund invests a significant portion of its assets in foreign securities, the Fund is subject to further risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investment. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

Value Stock Risk. Value stocks, including those selected by the Investment Adviser for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. The Fund’s value discipline sometimes prevents or limits investments in stocks that are in its benchmark index, the MSCI ACWI Index (Gross) (the Fund’s benchmark index prior to October 1, 2018 was the MSCI World Index (Gross)).

Dividend-Paying Stock Risk. Dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. The prices of dividend-paying stocks may decline as interest rates increase. In addition, issuers of dividend-paying stocks typically have discretion to defer or stop paying dividends. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected.

See “Investment Risks” beginning on page 46 for more information about the risks associated with the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund may be an appropriate investment if you:
  Are seeking long-term growth of capital and can withstand the share price volatility of equity investing.
  Are seeking to diversify a portfolio of equity securities to include foreign securities as well as U.S. securities.
  Can tolerate the increased volatility and currency fluctuations associated with investments in foreign securities, including emerging markets securities.
  Are willing to accept the risk that the value of your investment may decline in order to seek long-term growth of capital and income.

Performance
The bar chart and the performance table that follow provide some indication of the risks and volatility of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for one year, five and (for the Institutional Class) ten years, and since inception, compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For current performance information, please visit www.causewayfunds.com.
Institutional Class:

During the period shown in the bar chart, the best quarter was 25.39% (6/30/09) and the worst quarter was -19.26% (9/30/11).
Average Annual Total Returns
After-tax returns are shown for the Institutional Class only; after-tax returns for the Investor Class will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
For the periods ended December 31, 2018:
Average Annual Total Returns - Causeway Global Value Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Class		(11.15%)	2.18%	10.64%	3.81%	Apr. 29, 2008
Institutional Class | Fund Returns After Taxes on Distributions		(14.12%)	0.22%	9.38%	2.68%	Apr. 29, 2008
Institutional Class | Fund Returns After Taxes on Distributions and Sale of Fund Shares		(4.92%)	1.25%	8.80%	2.87%	Apr. 29, 2008
Institutional Class | MSCI World Index (Gross) (reflects no deduction for fees, expenses or taxes)		(8.20%)	5.14%	10.28%	4.83%	Apr. 29, 2008
Institutional Class | MSCI ACWI Index (Gross) (reflects no deduction for fees, expenses or taxes)	[1]	(8.93%)	4.82%	10.05%	4.38%	Apr. 29, 2008
Investor Class		(11.22%)	1.97%		5.53%	Jan. 31, 2011
Investor Class | MSCI World Index (Gross) (reflects no deduction for fees, expenses or taxes)		(8.20%)	5.14%	10.28%	7.48%	Jan. 31, 2011
Investor Class | MSCI ACWI Index (Gross) (reflects no deduction for fees, expenses or taxes)	[1]	(8.93%)	4.82%	10.05%	6.71%	Jan. 31, 2011
[1]	Effective October 1, 2018, the Fund's benchmark changed from the MSCI World Index (Gross) to the MSCI ACWI Index (Gross). The Investment Adviser believes that the MSCI ACWI Index (Gross), which includes emerging as well as developed markets, better represents the types of securities in which the Fund invests.